Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedules Shares of Common Stock Outstanding Activity
Shares of our common stock outstanding and activity for the years ended December 31, 2021, 2020 and 2019 are presented below:

	Years Ended December 31,
	2021	2020	2019

Common shares outstanding at January 1	162,413,660	161,846,525	172,121,491
Vesting of performance units	67,846	296,801	592,602
Vesting of restricted stock and restricted stock units	737,091	553,381	412,465
Forfeitures of restricted stock	—	—	(13,807)
Purchase of treasury stock (1)	(217,151)	(283,047)	(11,266,226)
Common shares outstanding at December 31	163,001,446	162,413,660	161,846,525

(1)Includes 217,151, 283,047 and 415,466 shares, respectively, withheld under the terms of stock-based compensation agreements to provide funds for the payment of payroll and income taxes due at the vesting of share-based awards, as well as other stock repurchases under separate authority from our Board of Directors.